Deposits	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Deposits

Note 9 - Deposits

The composition of deposits at December 31, 2012 and 2011 is as follows:

	2012		2011
	Amount	Percentage of Total	Amount	Percentage of Total
	(dollars in thousands)

Demand deposits	$70,347	15%	$62,339	15%
Interest checking and money market	211,066	46%	185,539	43%
Savings	43,336	10%	39,273	9%
Time deposits $100,000 and over	53,449	12%	58,274	13%
Other time deposits	79,414	17%	85,913	20%

Total	$457,612	100%	$431,338	100%

The maturities of fixed-rate time deposits at December 31, 2012 are reflected in the table below:

Year ending December 31,	Time Deposits $100,000 and Over	Other Time Deposits
	(dollars in thousands)
2013	$29,200	$47,234
2014	5,914	11,917
2015	4,714	7,471
2016	10,396	10,198
2017	3,056	2,594
Thereafter	169	—

Total	$53,449	$79,414